As filed with the Securities and Exchange Commission on May 23, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
 (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
 (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.7%
	Aerospace & Defense - 4.3%
106,523	Esterline Technologies Corp. (a)	$8,063,791
114,729	Moog, Inc. - Class A (a)	5,258,030
271,449	Orbital Sciences Corp. (a)	4,530,484
77,869	Triumph Group, Inc.	6,112,717
		23,965,022
	Auto Components - 0.6%
376,501	Modine Manufacturing Co. (a)	3,426,159

	Biotechnology - 2.3%
161,056	Cepheid, Inc. (a)	6,179,719
86,556	Cubist Pharmaceuticals, Inc. (a)	4,052,552
93,180	Genomic Health, Inc. (a)	2,635,130
		12,867,401
	Building Products - 2.2%
99,874	A.O. Smith	7,347,730
118,654	Universal Forest Products, Inc.	4,723,616
		12,071,346
	Capital Markets - 3.4%
360,298	Fifth Street Finance Corp.	3,970,484
462,092	KKR Financial Holdings, LLC.	5,115,358
134,327	Stifel Financial Corp. (a)	4,657,117
120,155	Waddell & Reed Financial, Inc. - Class A	5,260,386
		19,003,345
	Chemicals - 3.6%
64,560	Axiall Corp.	4,013,050
77,946	Cabot Corp.	2,665,753
187,982	Methanex Corp.	7,637,709
21,431	NewMarket Corp.	5,579,775
		19,896,287
	Commercial Banks - 6.6%
293,401	Columbia Banking System, Inc.	6,448,954
163,124	Cullen/Frost Bankers, Inc.	10,200,144
123,537	IBERIABANK Corp.	6,179,321
759,037	National Penn Bancshares, Inc.	8,114,105
374,646	TCF Financial Corp.	5,604,704
		36,547,228
	Communications Equipment - 1.7%
175,092	Aruba Networks, Inc. (a)	4,331,776
220,834	Polycom, Inc. (a)	2,446,841
163,110	Riverbed Technology, Inc. (a)	2,431,970
		9,210,587
	Construction & Engineering - 0.9%
169,821	MasTec, Inc. (a)	4,950,282

	Consumer Finance - 0.5%
135,566	EZCORP, Inc. - Class A (a)	2,887,556

	Containers & Packaging - 1.0%
96,947	AptarGroup, Inc.	5,559,910

	Diversified Consumer Services - 1.4%
79,059	Coinstar, Inc. (a)	4,618,627
117,668	K12, Inc. (a)	2,836,975
		7,455,602
	Electric Utilities - 2.0%
197,973	El Paso Electric Co.	6,661,791
48,188	ITC Holdings Corp.	4,301,261
		10,963,052
	Electrical Equipment - 1.3%
118,389	EnerSys (a)	5,396,170
252,198	GrafTech International Ltd. (a)	1,936,881
		7,333,051
	Electronic Equipment Instruments & Components - 5.3%
58,368	FEI Co.	3,767,654
55,177	IPG Photonics Corp.	3,664,305
62,330	Littelfuse, Inc.	4,229,090
138,406	National Instruments Corp.	4,532,797
134,155	ScanSource, Inc. (a)	3,785,854
137,430	SYNNEX Corp. (a)	5,084,910
131,524	Trimble Navigation Ltd. (a)	3,940,459
		29,005,069
	Energy Equipment & Services - 3.5%
145,356	Atwood Oceanics, Inc. (a)	7,637,004
215,750	Superior Energy Services, Inc. (a)	5,603,028
134,710	Unit Corp. (a)	6,136,040
		19,376,072
	Food & Staples Retailing - 0.7%
93,453	The Fresh Market, Inc. (a)	3,996,985

	Food Products - 1.6%
117,265	Ingredion, Inc.	8,480,605

	Gas Utilities - 1.6%
223,403	UGI Corp.	8,576,441

	Health Care Equipment & Supplies - 2.9%
101,508	Hill-Rom Holdings, Inc.	3,575,112
60,336	Neogen Corp. (a)	2,990,855
78,552	Sirona Dental Systems, Inc. (a)	5,791,639
52,150	West Pharmaceutical Services, Inc.	3,386,621
		15,744,227

	Health Care Providers & Services - 5.8%
198,104	HMS Holding Corp. (a)	5,378,524
178,485	LifePoint Hospitals, Inc. (a)	8,649,383
48,676	MWI Veterinary Supply, Inc. (a)	6,437,888
352,026	Owens & Minor, Inc.	11,461,966
		31,927,761
	Health Care Technology - 1.0%
27,795	athenahealth, Inc. (a)	2,697,227
143,100	Omnicell, Inc. (a)	2,701,728
		5,398,955
	Hotels, Restaurants & Leisure - 1.1%
69,377	Buffalo Wild Wings, Inc. (a)	6,072,569

	Household Durables - 1.1%
70,802	Tupperware Brands Corp.	5,787,356

	Information Technology Services - 2.8%
134,018	Jack Henry & Associates, Inc.	6,192,972
53,867	MAXIMUS, Inc.	4,307,744
72,760	Syntel, Inc.	4,912,755
		15,413,471
	Insurance - 4.6%
25,620	Alleghany Corp. (a)	10,143,470
177,767	American Financial Group, Inc.	8,422,601
73,909	Argo Group International Holdings Ltd.	3,058,354
146,463	Stewart Information Services Corp.	3,730,413
		25,354,838
	Leisure Equipment & Products - 0.5%
303,215	LeapFrog Enterprises, Inc. (a)	2,595,520

	Life Sciences Tools & Services - 0.5%
167,362	Luminex Corp. (a)	2,764,820

	Machinery - 5.6%
74,189	IDEX Corp.	3,963,177
114,677	Kennametal, Inc.	4,476,990
121,052	Lincoln Electric Holdings, Inc.	6,558,597
62,387	Snap-on, Inc.	5,159,405
56,517	Valmont Industries, Inc.	8,888,429
66,230	Westport Innovations, Inc. (a)	1,954,447
		31,001,045
	Marine - 0.5%
104,164	Matson, Inc.	2,562,434

	Metals & Mining - 0.8%
94,528	Carpenter Technology Corp.	4,659,285

	Multiline Retail - 0.6%
233,729	Fred's, Inc. - Class A	3,197,413

	Multi-Utilities - 0.9%
114,701	Black Hills Corp.	5,051,432

	Oil, Gas & Consumable Fuels - 1.2%
229,574	Bill Barrett Corp. (a)	4,653,465
149,760	Swift Energy Co. (a)	2,217,946
		6,871,411
	Pharmaceuticals - 0.7%
326,929	Nektar Therapeutics (a)	3,596,219

	Real Estate Investment Trusts - 7.6%
77,307	Alexandria Real Estate Equities, Inc.	5,487,251
240,668	Corporate Office Properties Trust	6,421,022
74,451	EastGroup Properties, Inc.	4,333,048
173,781	Mid-America Apartment Communities, Inc.	12,001,316
111,472	Potlatch Corp.	5,112,106
375,128	Redwood Trust, Inc.	8,695,467
		42,050,210
	Real Estate Management & Development- 0.8%
127,104	Alexander & Baldwin, Inc. (a)	4,543,968

	Semiconductors & Semiconductor Equipment - 2.8%
356,247	Cypress Semiconductor Corp.	3,929,404
156,103	International Rectifier Corp. (a)	3,301,579
147,071	Semtech Corp. (a)	5,204,843
146,579	Skyworks Solutions, Inc. (a)	3,229,135
		15,664,961
	Software - 2.1%
229,230	PTC, Inc. (a)	5,843,073
65,847	SolarWinds, Inc. (a)	3,891,558
99,560	TIBCO Software, Inc. (a)	2,013,103
		11,747,734
	Specialty Retail - 3.1%
133,812	Cabela's, Inc. (a)	8,133,093
74,455	The Buckle, Inc.	3,473,326
54,138	Tractor Supply Co.	5,637,390
		17,243,809
	Textiles, Apparel & Luxury Goods - 3.4%
142,996	Deckers Outdoor Corp. (a)	7,963,447
136,825	Under Armour, Inc. - Class A (a)	7,005,440
86,977	Wolverine World Wide, Inc.	3,859,170
		18,828,057
	Thrifts & Mortgage Finance - 1.0%
366,382	Provident Financial Services, Inc.	5,594,653

	Trading Companies & Distributors - 1.8%
140,138	Applied Industrial Technologies, Inc.	6,306,210
71,315	GATX Corp.	3,706,241
		10,012,451
	TOTAL COMMON STOCKS
	(Cost $389,341,125)	$539,256,599

SHORT-TERM INVESTMENTS - 2.3%
Money Market - 2.3%
12,735,885	STIT - Liquid Assets Portfolio 0.11% (b)	12,735,885
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,735,885)	12,735,885
TOTAL INVESTMENTS - 100.0%
(Cost $402,077,010)	551,992,484
Other Assets in Excess of Liabilities - 0.0%	235,004
TOTAL NET ASSETS - 100.0%	$552,227,488

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$402,077,010
Gross unrealized appreciation	160,778,760
Gross unrealized depreciation	(10,863,286)
Net unrealized appreciation	$149,915,474

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.9%
	Aerospace & Defense - 1.2%
160,241	Esterline Technologies Corp. (a)	$12,130,244

	Auto Components - 1.0%
130,648	BorgWarner, Inc. (a)	10,104,316

	Biotechnology - 2.6%
83,226	Alexion Pharmaceuticals, Inc. (a)	7,668,444
247,249	Cepheid, Inc. (a)	9,486,944
135,232	Cubist Pharmaceuticals, Inc. (a)	6,331,562
100,780	Genomic Health, Inc. (a)	2,850,058
		26,337,008
	Capital Markets - 3.7%
124,553	Affiliated Managers Group, Inc. (a)	19,127,604
570,072	KKR Financial Holdings, LLC.	6,310,697
282,747	Waddell & Reed Financial, Inc. - Class A	12,378,664
		37,816,965
	Chemicals - 5.3%
179,824	Albemarle Corp.	11,242,596
104,734	Axiall Corp.	6,510,265
140,186	Cabot Corp.	4,794,361
212,019	FMC Corp.	12,091,444
310,938	Methanex Corp.	12,633,411
23,482	NewMarket Corp.	6,113,774
		53,385,851
	Commercial Banks - 4.8%
185,665	City National Corp.	10,937,525
271,308	Cullen/Frost Bankers, Inc.	16,964,889
992,016	First Niagara Financial Group, Inc.	8,789,262
232,112	IBERIABANK Corp.	11,610,242
		48,301,918
	Commercial Services & Supplies - 1.0%
90,482	Stericycle, Inc. (a)	9,607,379

	Communications Equipment - 1.0%
273,461	Aruba Networks, Inc. (a)	6,765,425
228,675	Riverbed Technology, Inc. (a)	3,409,544
		10,174,969
	Construction & Engineering - 1.0%
189,390	Jacobs Engineering Group, Inc. (a)	10,651,294

	Containers & Packaging - 2.0%
275,992	Crown Holdings, Inc. (a)	11,484,027
99,474	Rock-Tenn Co. - Class A	9,230,193
		20,714,220
	Diversified Consumer Services - 0.8%
134,681	Coinstar, Inc. (a)	7,868,064

	Electric Utilities - 3.1%
140,544	ITC Holdings Corp.	12,544,957
271,757	OGE Energy Corp.	19,017,555
		31,562,512
	Electrical Equipment - 3.3%
235,562	AMETEK, Inc.	10,213,968
190,392	EnerSys (a)	8,678,067
433,277	GrafTech International Ltd. (a)	3,327,568
131,482	Regal-Beloit Corp.	10,723,672
		32,943,275
	Electronic Equipment Instruments & Components - 5.6%
196,276	Amphenol Corp. - Class A	14,652,003
302,725	Avnet, Inc. (a)	10,958,645
212,583	FEI Co.	13,722,233
369,427	Jabil Circuit, Inc.	6,827,011
360,286	Trimble Navigation Ltd. (a)	10,794,169
		56,954,061
	Energy Equipment & Services - 3.5%
188,120	Atwood Oceanics, Inc. (a)	9,883,825
188,387	Helmerich & Payne, Inc.	11,435,091
170,455	Oil States International, Inc. (a)	13,904,014
		35,222,930
	Food & Staples Retailing - 0.4%
94,790	The Fresh Market, Inc. (a)	4,054,168

	Food Products - 2.6%
199,054	Ingredion, Inc.	14,395,585
121,023	The J.M. Smucker Company	12,000,641
		26,396,226
	Gas Utilities - 3.3%
668,237	Questar Corp.	16,258,206
441,473	UGI Corp.	16,948,149
		33,206,355
	Health Care Equipment & Supplies - 1.7%
212,523	ResMed, Inc.	9,852,566
105,002	Sirona Dental Systems, Inc. (a)	7,741,798
		17,594,364
	Health Care Providers & Services - 2.5%
271,030	Owens & Minor, Inc.	8,824,737
253,953	Universal Healthcare Services, Inc. - Class B	16,219,978
		25,044,715
	Health Care Technology - 0.7%
70,521	Cerner Corp. (a)	6,681,865

	Hotels, Restaurants & Leisure - 1.9%
247,472	Darden Restaurants, Inc.	12,789,353
35,673	Panera Bread Co. - Class A (a)	5,894,606
		18,683,959
	Household Durables - 3.0%
205,158	Leggett & Platt, Inc.	6,930,237
11,831	NVR, Inc. (a)	12,778,782
126,896	Tupperware Brands Corp.	10,372,479
		30,081,498
	Industrial Conglomerates - 0.5%
77,565	Carlisle Cos., Inc.	5,258,131

	Information Technology Services - 2.0%
97,163	MAXIMUS, Inc.	7,770,125
122,600	Syntel, Inc.	8,277,952
64,552	Teradata Corp. (a)	3,776,938
		19,825,015
	Insurance - 4.5%
31,773	Alleghany Corp. (a)	12,579,566
284,692	American Financial Group, Inc.	13,488,707
24,844	Markel Corp. (a)	12,508,954
92,047	RLI Corp.	6,613,577
		45,190,804
	Internet Software & Services - 0.8%
131,254	Open Text Corp. (a)	7,747,924

	Life Sciences Tools & Services - 1.1%
114,899	Illumina, Inc. (a)	6,204,546
296,922	Luminex Corp. (a)	4,905,151
		11,109,697
	Machinery - 4.5%
243,409	Dover Corp.	17,739,648
201,013	Kennametal, Inc.	7,847,547
112,689	Nordson Corp.	7,431,840
210,238	Timken Co.	11,895,266
		44,914,301
	Marine - 0.4%
182,955	Matson, Inc.	4,500,693

	Metals & Mining - 2.4%
121,131	Compass Minerals International, Inc.	9,557,236
125,720	Reliance Steel & Aluminum Co.	8,947,492
73,400	Royal Gold, Inc.	5,213,602
		23,718,330
	Oil, Gas & Consumable Fuels - 2.4%
276,452	Bill Barrett Corp. (a)	5,603,682
199,867	QEP Resources, Inc.	6,363,765
244,001	Whiting Petroleum Corp. (a)	12,405,011
		24,372,458
	Paper & Forest Products - 1.4%
152,698	Buckeye Technologies, Inc.	4,573,305
454,629	Louisiana-Pacific Corp. (a)	9,819,987
		14,393,292
	Pharmaceuticals - 0.6%
49,400	Perrigo Co.	5,865,262

	Real Estate Investment Trusts - 6.0%
112,903	Digital Realty Trust, Inc.	7,554,340
112,300	Essex Property Trust, Inc.	16,910,134
140,802	Federal Realty Investment Trust	15,212,248
338,887	Rayonier, Inc.	20,221,387
		59,898,109

	Real Estate Management & Development- 0.9%
238,340	Alexander & Baldwin, Inc. (a)	8,520,655

	Road & Rail - 1.2%
128,042	Genesee & Wyoming, Inc. (a)	11,921,991

	Semiconductors & Semiconductor Equipment - 2.0%
692,983	Cypress Semiconductor Corp.	7,643,602
400,117	Maxim Integrated Products, Inc.	13,063,820
		20,707,422
	Software - 1.9%
94,288	ANSYS, Inc. (a)	7,676,929
123,536	Red Hat, Inc. (a)	6,245,980
248,979	TIBCO Software, Inc. (a)	5,034,356
		18,957,265
	Specialty Retail - 2.4%
236,968	Cabela's, Inc. (a)	14,402,915
92,770	Tractor Supply Co.	9,660,140
		24,063,055
	Textiles, Apparel & Luxury Goods - 4.0%
212,221	Deckers Outdoor Corp. (a)	11,818,587
57,853	Lululemon Athletica, Inc. (a)	3,607,135
59,456	PVH Corp.	6,350,495
239,494	Under Armour, Inc. - Class A (a)	12,262,093
147,324	Wolverine World Wide, Inc.	6,536,766
		40,575,076
	Thrifts & Mortgage Finance - 0.8%
625,691	Northwest Bancshares, Inc.	7,940,019

	Trading Companies & Distributors - 1.1%
219,554	GATX Corp.	11,410,221

	TOTAL COMMON STOCKS
	(Cost $705,251,452)	$976,407,876

	SHORT-TERM INVESTMENTS - 2.0%
	Money Market - 2.0%
20,115,124	STIT - Liquid Assets Portfolio 0.11% (b)	20,115,124
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,115,124)	20,115,124
	TOTAL INVESTMENTS - 98.9%
	(Cost $725,366,576)	996,523,000
	Other Assets in Excess of Liabilities 1.1%	10,645,326
	TOTAL NET ASSETS - 100.0%	$1,007,168,326

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments		$725,366,576
Gross unrealized appreciation		283,793,613
Gross unrealized depreciation		(12,637,189)
Net unrealized appreciation		$271,156,424

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Global Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.3%
	Belgium - 1.6%
3,090	Anheuser-Busch InBev NV	$305,982

	Canada - 4.2%
10,383	Brookfield Asset Management, Inc. - Class A	378,876
5,880	TELUS Corp.	406,104
		784,980
	France - 3.3%
1,780	LVMH Moet Hennessy Louis Vuitton SA	305,520
4,175	Schneider Electric SA	305,049
		610,569
	Germany - 7.8%
2,460	Adidas AG	255,233
3,761	Bayer AG	387,950
1,550	Continental AG	185,316
2,389	Linde AG	444,194
2,320	SAP AG	185,869
		1,458,562
	Japan - 8.1%
10,200	Bridgestone Corp.	341,318
45,500	Hitachi Ltd.	263,908
10,800	Seven & I Holdings Co. Ltd.	357,380
,800	SMC Corp.	347,629
4,900	Sumitomo Mitsui Financial Group, Inc.	199,883
		1,510,118
	Sweden - 2.1%
8,924	Svenska Handelsbanken AB - Class A	381,388

	Switzerland - 7.0%
10,117	Nestle SA	731,625
2,400	Roche Holding AG	558,728
		1,290,353
	United Kingdom - 6.5%
11,018	BHP Billiton PLC	320,597
34,230	Centrica PLC	191,244
38,277	HSBC Holdings PLC	408,576
64,319	Kingfisher PLC	281,267
		1,201,684

	United States - 54.7%
1,054	Amazon.com, Inc. (a)	280,880
959	Apple, Inc.	424,482
3,143	BorgWarner, Inc. (a)	243,080
8,070	Citigroup, Inc.	357,017
3,386	Costco Wholesale Corp.	359,288
2,400	Deere & Co.	206,352
8,330	Discover Financial Services	373,517
4,605	Dover Corp.	335,612
3,200	eBay, Inc. (a)	173,504
7,370	EMC Corp. (a)	176,069
7,216	Exxon Mobil Corp.	650,234
470	Google, Inc. - Class A (a)	373,194
2,205	Helmerich & Payne, Inc.	133,844
3,580	Illinois Tool Works, Inc.	218,165
195	Intuitive Surgical, Inc. (a)	95,782
9,725	JPMorgan Chase & Co.	461,549
1,719	McKesson Corp.	185,583
10,180	Microsoft Corp.	291,250
4,878	National Oilwell Varco, Inc.	345,119
7,763	Occidental Petroleum Corp.	608,386
4,655	OGE Energy Corp.	325,757
1,880	Precision Castparts Corp.	356,486
3,754	QUALCOMM, Inc.	251,330
3,687	Stericycle, Inc. (a)	391,486
5,377	T. Rowe Price Group, Inc.	402,576
6,036	The Chubb Corp.	528,331
10,010	The Walt Disney Co.	568,568
2,373	Union Pacific Corp.	337,939
7,450	Walgreen Co.	355,216
9,671	Wells Fargo & Co.	357,730
		10,168,326
	TOTAL COMMON STOCKS
	(Cost $14,221,403)	$17,711,962

	SHORT-TERM INVESTMENTS - 4.4%
	Money Market - 4.4%
809,724	STIT - Liquid Assets Portfolio 0.11% (b)	809,724
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $809,724)	809,724

	TOTAL INVESTMENTS - 99.7%
	(Cost $15,031,127)	18,521,686
	Other Assets in Excess of Liabilities - 0.3%	52,887
	TOTAL NET ASSETS - 100.0%	$18,574,573

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$15,031,127
Gross unrealized appreciation	3,789,721
Gross unrealized depreciation	(299,162)
Net unrealized appreciation	$3,490,559

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.1%
	Aerospace & Defense - 1.7%
1,408	Precision Castparts Corp.	$266,985

	Auto Components - 1.7%
1,445	BorgWarner, Inc. (a)	111,756
4,540	Johnson Controls, Inc.	159,218
		270,974
	Beverages - 2.1%
8,200	The Coca-Cola Co.	331,608

	Biotechnology - 2.1%
1,260	Alexion Pharmaceuticals, Inc. (a)	116,096
1,780	Celgene Corp. (a)	206,320
		322,416
	Capital Markets - 2.8%
3,360	T. Rowe Price Group, Inc.	251,563
1,249	The Goldman Sachs Group, Inc.	183,791
		435,354
	Chemicals - 1.9%
1,230	Agrium, Inc.	119,925
3,130	FMC Corp.	178,504
		298,429
	Commercial Banks - 2.2%
9,440	Wells Fargo & Co.	349,186

	Communications Equipment - 1.6%
3,790	QUALCOMM, Inc.	253,740

	Computers & Peripherals - 4.0%
995	Apple, Inc.	440,417
7,875	EMC Corp. (a)	188,134
		628,551
	Construction & Engineering - 0.9%
2,500	Jacobs Engineering Group, Inc. (a)	140,600

	Consumer Finance - 1.5%
4,240	Capital One Financial Corp.	232,988

	Diversified Financial Services - 3.4%
4,920	Citigroup, Inc.	217,661
6,710	JPMorgan Chase & Co.	318,457
		536,118
	Diversified Telecommunication Services - 2.6%
8,125	Verizon Communications, Inc.	399,344

	Electrical Equipment - 0.9%
1,035	Roper Industries, Inc.	131,766

	Electric Utilities - 1.5%
3,095	NextEra Energy, Inc.	240,420

	Energy Equipment & Services - 2.7%
2,808	National Oilwell Varco, Inc.	198,666
2,945	Schlumberger Ltd.	220,551
		419,217
	Food & Staples Retailing - 5.8%
2,970	Costco Wholesale Corp.	315,147
5,650	Walgreen Co.	269,392
4,195	Wal-Mart Stores, Inc.	313,912
		898,451
	Gas Utilities - 0.6%
2,560	UGI Corp.	98,278

	Health Care Equipment & Supplies - 2.2%
2,910	Stryker Corp.	189,849
1,455	The Cooper Cos., Inc.	156,965
		346,814
	Health Care Providers & Services - 1.2%
1,750	McKesson Corp.	188,930

	Health Care Technology - 1.0%
1,655	Cerner Corp. (a)	156,811

	Hotels, Restaurants & Leisure - 2.5%
3,758	Carnival Corp.	128,899
2,575	McDonald's Corp.	256,702
		385,601
	Household Products - 1.3%
1,655	Colgate-Palmolive Co.	195,340

	Independent Power Producers & Energy Traders - 1.2%
14,280	The AES Corp.	179,500

	Industrial Conglomerates - 2.1%
5,316	Danaher Corp.	330,389

	Information Technology Services - 3.1%
2,185	Cognizant Technology Solutions Corp. - Class A (a)	167,393
1,455	International Business Machines Corp.	310,351
		477,744
	Insurance - 3.8%
3,815	Aon PLC	234,622
4,105	The Chubb Corp.	359,311
		593,933
	Internet Software & Services - 4.5%
839	Amazon.com, Inc. (a)	223,585
2,880	eBay, Inc. (a)	156,154
414	Google, Inc. - Class A (a)	328,728
		708,467
	Life Sciences Tools & Services - 0.5%
1,425	Illumina, Inc. (a)	76,950

	Machinery - 3.9%
3,840	Dover Corp.	279,859
5,395	Illinois Tool Works, Inc.	328,771
		608,630
	Media - 2.5%
6,935	The Walt Disney Co.	393,908

	Metals & Mining - 0.7%
2,325	Nucor Corp.	107,299

	Oil, Gas & Consumable Fuels - 6.8%
2,530	Apache Corp.	195,215
4,195	Chevron Corp.	498,450
4,645	Occidental Petroleum Corp.	364,028
		1,057,693
	Pharmaceuticals - 4.1%
2,310	Allergan, Inc.	257,865
8,550	Merck & Co., Inc.	378,167
		636,032
	Real Estate Investment Trusts - 3.0%
1,665	AvalonBay Communities, Inc.	210,905
4,384	Rayonier, Inc.	261,593
		472,498
	Road & Rail - 1.4%
1,490	Union Pacific Corp.	212,191

	Semiconductors & Semiconductor Equipment - 1.1%
4,805	Altera Corp.	170,433

	Software - 4.3%
1,750	Citrix Systems, Inc. (a)	126,280
10,115	Microsoft Corp.	289,390
7,930	Oracle Corp.	256,456
		672,126
	Specialty Retail - 1.6%
6,425	Lowe's Cos., Inc.	243,636

	Textiles, Apparel & Luxury Goods - 2.3%
2,070	Coach, Inc.	103,479
1,580	Michael Kors Holdings, Ltd. (a)	89,728
940	VF Corp.	157,685
		350,892
	TOTAL COMMON STOCKS
	(Cost $13,621,571)	$14,820,242

	SHORT-TERM INVESTMENTS - 3.6%
	Money Market - 3.6%
557,288	STIT - Liquid Assets Portfolio 0.11% (b)	557,288
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $557,288)	557,288
	TOTAL INVESTMENTS - 98.7%
	(Cost $14,178,859)	15,377,530
	Other Assets in Excess of Liabilities - 1.3%	207,430
	TOTAL NET ASSETS - 100.0%	$15,584,960

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments		$14,178,859
Gross unrealized appreciation		1,509,765
Gross unrealized depreciation		(311,094)
Net unrealized appreciation		$1,198,671

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when a tolerance trigger is met. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$497,206,389	$-	$-	$497,206,389
Real Estate Investment Trusts	42,050,210	-	-	42,050,210
Total Equity	539,256,599	-	-	539,256,599

Short-Term Investments	12,735,885	-	-	12,735,885
Total Investments in Securities	$551,992,484	$-	$-	$551,992,484

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$916,509,767	$-	$-	$916,509,767
Real Estate Investment Trusts	59,898,109	-	-	59,898,109
Total Equity	976,407,876	-	-	976,407,876

Short-Term Investments	20,115,124	-	-	20,115,124
Total Investments in Securities	$996,523,000	$-	$-	$996,523,000

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$17,711,962	$-	$-	$17,711,962
Total Equity	17,711,962	-	-	17,711,962

Short-Term Investments	809,724	-	-	809,724
Total Investments in Securities	$18,521,686	$-	$-	$18,521,686

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$14,347,744	$-	$-	$14,347,744
Real Estate Investment Trusts	472,498	-	-	472,498
Total Equity	14,820,242	-	-	14,820,242

Short-Term Investments	557,288	-	-	557,288
Total Investments in Securities	$15,377,530	$-	$-	$15,377,530

*See Funds' Schedule of Investments for industry classifications.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By  /s/ John G. Davis
      John G. Davis, President and Secretary
      (Chief Executive Officer)

Date  May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ John G. Davis
      John G. Davis, President and Secretary
      (Chief Executive Officer)

Date  May 23, 2013

By  /s/ Ty M. Baird
       Ty M. Baird, Vice President and Treasurer
       (Chief Financial Officer)

Date  May 23, 2013